SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Dividend yield	1.13%	1.13%	0.88%
Expected volatility	46.24%	47.64%	49.45%
Risk-free interest	4.57%	2.83%	0.50%
Expected life	3 years 7 months 6 days	4 years 1 month 6 days	3 years 7 months 9 days